Putnam
Investors
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The management team of Putnam Investors Fund certainly had its hands full during the fiscal year that ended on July 31, 2001, as the sharp retreat of technology stocks and the effects of a slowing economy cut a wide swath across the entire growth stock universe. However, as you will see in the following report, the managers have taken this opportunity to position the fund to seek maximum benefit from an improvement in the market.

The year also brought a new member to Putnam's Board of Trustees, and we are pleased to introduce him here. Charles B. Curtis joined the board in July and brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. He is currently president of NTI, a private foundation dedicated to reducing the threat from weapons of mass destruction. We look forward to the contributions Charles will make to the continued success of the Putnam funds.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
September 19, 2001

REPORT FROM FUND MANAGEMENT

C. Beth Cotner
Manuel Weiss
Richard B. England
David J. Santos

The past year was an extremely difficult period for growth stocks and for mutual funds that invest in them. A complete change in investor sentiment about the outlook for technology companies as well as a deteriorating outlook about the economy caused a sharp decline in growth stock performance from August 2000 to March 2001. Although your fund's absolute performance for the year was disappointing, its relatively conservative approach kept its performance in line with the average return for growth funds during the period.

Total return for 12 months ended 7/31/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -30.71% -34.70%  -31.22% -34.61%  -30.84% -31.52%  -31.06% -33.47%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* EARNINGS EXPECTATIONS DROVE PERFORMANCE

Beginning with the second half of last year and continuing through the end of the fund's fiscal year, rapidly changing earnings expectations have been the driving force behind declining prices of growth stocks, especially in the technology sector. Of course, these expectations had been the main factor driving valuations up to such high levels in 1998 and 1999 and causing growth stocks to dramatically outperform value stocks.

In June and July 2000, the consensus estimate for year-over-year earnings growth in the technology sector was about 30%. Beginning in August 2000, these estimates began to trend downward, and by the end of the year, a rate of 10% earnings growth had been predicted for technology companies. These reductions in growth continued, and by the middle of 2001, analysts had changed their expectations for the tech sector to -20%. In the hardest-hit telecommunications sector, earnings estimates for many companies declined from approximately $3.00 per share a year ago to a recent forecast of between $0.20 and $0.50 per share in the best cases, with projected losses in the worst cases. Revenue forecasts have also declined. Companies that make semiconductors for the telecommunications industry have seen year-over-year revenue declines of more than 70% in the past 12 months.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals                12.5%

Conglomerates                   8.3%

Software                        8.0%

Retail                          7.0%

Financial                       6.2%

Footnote reads:
*Based on net assets as of 7/31/01. Holdings will vary over time.


* CHANGING ECONOMIC OUTLOOK ALSO AFFECTED GROWTH STOCKS

Another trend that affected growth stocks -- and your fund -- was a shift in investor outlook about the economy and a stronger-than-usual preoccupation with the economy's influence on stock performance. A year ago, after the Federal Reserve Board had finished its tightening process, with six interest-rate increases between June 1999 and May 2000, investors generally believed the economy would slow. As a result, companies and sectors such as technology that would be hurt by a slowing economy saw poor stock performance.

By contrast, with the seven interest-rate decreases thus far in 2001 (the seventh occurred after the fiscal period had ended), along with a large tax cut, investors began to look toward an eventual pickup in economic growth and have bid up prices of companies that may benefit. With this more positive shift in sentiment, sectors such as retail, media, and advertising have improved in the past few months. Technology, which was especially hard hit, has not yet recovered. Several fund holdings have benefited from this perception, including Clear Channel, a radio and outdoor advertising firm, as well as retailers such as Wal-Mart, Dell Computer, and Lowe's. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart THE GROWTH/VALUE PERFORMANCE GAP]

THE GROWTH/VALUE PERFORMANCE GAP

Russell 1000
Growth Index             -41.1%

Russell 1000
Value Index                5.2%

Footnote reads:
The deteriorating outlook for technology made the last two quarters of calendar 2000 and the first quarter of 2001 one of the weakest periods for growth stocks -- as represented by the Russell 1000 Growth Index -- on record. Meanwhile, value stocks, represented by the Russell 1000 Value Index, were gathering momentum.


"The fiscal period was characterized by a major shift in investor sentiment in favor of value stocks over growth."

-- Manuel Weiss, vice president and fund manager


The volatility that has resulted from changing expectations of economic growth has created a difficult environment in which to manage a portfolio. The fund's mission is to find companies with reasonable valuations but with earnings expectations that are below what we believe they are really capable of achieving.

In an investing environment where economic trends and expectations are fairly clear, this approach tends to produce more predictable results because stock performance more accurately reflects actual company performance. In an environment such as the current one, where performance is based on rapidly changing short-term expectations about the economy and shifting sentiment in the market rather than company fundamentals, returns have been much more volatile.

* FUND PERFORMED IN LINE WITH PEERS BUT LAGGED ITS BENCHMARK

From January through August 2000, the fund underperformed its benchmark, the Standard & Poor's 500[R] Index, by about two percentage points. From September 2000 through November 2000, however, the fund's performance relative to the S&P 500 declined more significantly because of an overweighted position in technology. We cut back the fund's tech holdings during these months, but the decline in their value was still significant enough to cause the fund to underperform its benchmark.

By December 2000, the portfolio's technology exposure had been substantially reduced, and for that month, it actually outperformed the S&P 500. Nevertheless, the fund's overweighted position in technology during the previous months was enough to significantly affect the fund's relative performance. The change in sentiment about the technology sector -- and fast-growing companies in general -- from August to September was extreme, and judging by the performance of many actively managed funds, it took the majority of professional managers by surprise.

* BRIGHTER SPOTS EMERGED IN NON-TECH SECTORS

Although the technology slump has caused a general decline in growth stocks, not all sectors have suffered. The banking industry has performed well with the interest-rate declines this year, especially mortgage-related companies, such as Fannie Mae, and savings and loans, such as Washington Mutual. Insurance was somewhat sluggish early this year but has improved, particularly in the property and casualty areas. We had increased the fund's weighting in financials before the interest-rate cuts began in January 2001, so the fund has benefited from the Fed's aggressive monetary easing this year.

Performance in the health-care sector has been generally positive, although it has been somewhat inconsistent. For example, we have noticed some sector rotation between technology and health care, with funds moving back and forth between the two based on positive or negative news and shifting short-term outlooks.

We added to the energy sector toward the end of last year and early this year, but we have cut back somewhat on energy stocks in recent months because we anticipate that lower commodity prices may negatively affect performance in this sector. In addition, we have cut back significantly on communications equipment stocks because we believe secular spending trends have deteriorated. While we stayed invested on software for much of the fiscal year, since this was the one area within technology that was fundamentally on solid footing, we have recently cut back on the fund's holdings in this sector because of declining earnings expectations.

* IMPROVEMENT EXPECTED BUT TIME FRAME REMAINS UNCERTAIN

There remains a fair amount of uncertainty about when earnings for growth stocks will begin to improve, but we believe that the worst of the correction in growth stocks may be behind us. Many investors are still somewhat gun shy about large-cap growth stocks and remain preoccupied with by the negative performance of the past year. In the past, when investors have perceived a glimmer of hope, we have seen better performance among select companies, but when there has been an earnings disappointment with one or more companies, prices have tended to retreat across the board. As a result, we remain cautious and selective with regard to adding holdings to the portfolio.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Conglomerates

Microsoft Corp.
Software

Citigroup, Inc.
Financial

Pfizer, Inc.
Pharmaceuticals

Tyco International, Ltd. (Bermuda)
Conglomerates

Johnson & Johnson
Pharmaceuticals

American International Group, Inc.
Insurance

AOL Time Warner, Inc.
Media

Wal-Mart Stores, Inc.
Retail

Fannie Mae
Financial

Footnote reads:
These holdings represent 33.5% of the fund's net assets as of 7/31/01. Portfolio holdings will vary over time.

By the end of the fiscal period, the fund's technology weighting was about equal with its benchmark whereas it remained underweight (relative to the benchmark) in energy stocks. We are beginning to see signs of market stability, but may have to wait longer for signs of an economic recovery. Still, we believe that the significant monetary stimulus already injected by the Fed and tax rebate checks hitting mailboxes as we speak can only help expedite a recovery.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/01, there is no guarantee the fund will continue to hold these securities in the future.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds and, in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Investors Fund is designed for investors seeking long-term growth of capital as well as any increased income resulting from this growth.

TOTAL RETURN FOR PERIODS ENDED 7/31/01

                     Class A         Class B         Class C         Class M
(inception dates)   (12/1/25)       (3/1/93)        (7/26/99)       (12/2/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year          -30.71% -34.70% -31.22% -34.61% -30.84% -31.52% -31.06% -33.47%
------------------------------------------------------------------------------
5 years          81.60   71.21   74.99   72.99   75.93   75.93   77.29   71.02
Annual average   12.67   11.35   11.84   11.58   11.96   11.96   12.13   11.33
------------------------------------------------------------------------------
10 years        240.88  221.32  215.15  215.15  217.85  217.85  223.92  212.63
Annual average   13.05   12.38   12.16   12.16   12.26   12.26   12.47   12.07
------------------------------------------------------------------------------
Annual average
(life of fund)   10.12   10.04    9.05    9.05    9.29    9.29    9.33    9.28
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/01

                            Standard & Poor's          Consumer
                               500 Index              price index
------------------------------------------------------------------------------
1 year                          -14.33%                  2.66%
------------------------------------------------------------------------------
5 years                         103.66                  12.85
Annual average                   15.29                   2.45
------------------------------------------------------------------------------
10 years                        286.09                  30.25
Annual average                   14.46                   2.68
------------------------------------------------------------------------------
Annual average
(life of fund)                      --*                  3.07
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*The Standard and Poor's 500 Index began operations on 12/31/69.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 7/31/91

                 Fund's class A          S&P 500          Consumer price
Date              shares at POP           Index               index

7/31/91               9,425              10,000              10,000
7/31/92               9,850              11,279              10,316
7/31/93              11,744              12,264              10,602
7/31/94              12,135              12,896              10,896
7/31/95              15,478              16,263              11,211
7/31/96              17,694              18,958              11,542
7/31/97              26,525              28,842              11,791
7/31/98              33,354              34,405              11,990
7/31/99              39,574              41,356              12,239
7/31/00              46,375              45,067              12,687
7/31/01             $32,132             $38,609             $13,025

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and C shares would have been valued at $31,515, and $31,785, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $32,392 ($31,263 at public offering price).


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 7/31/01

                       Class A      Class B      Class C       Class M
------------------------------------------------------------------------------
Distributions (number)    1            1            1             1
------------------------------------------------------------------------------
Capital gains
  Long-term            $0.258       $0.258       $0.258        $0.258
------------------------------------------------------------------------------
  Short-term             --           --           --            --
------------------------------------------------------------------------------
Return of capital*     $0.001       $0.001       $0.001        $0.001
------------------------------------------------------------------------------
  Total                $0.259       $0.259       $0.259        $0.259
------------------------------------------------------------------------------
Share value:         NAV     POP      NAV          NAV      NAV     POP
------------------------------------------------------------------------------
7/31/00            $18.36  $19.48   $17.39       $18.22   $17.90  $18.55
------------------------------------------------------------------------------
7/31/01             12.52   13.28    11.76        12.40    12.14   12.58
------------------------------------------------------------------------------
*See page 32.


TOTAL RETURN FOR PERIODS ENDED 6/30/01 (most recent calendar quarter)

                    Class A         Class B         Class C         Class M
(inception dates)  (12/1/25)       (3/1/93)        (7/26/99)       (12/2/94)
                  NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year          -29.14% -33.22% -29.69% -33.14% -29.34% -30.03% -29.55% -32.02%
------------------------------------------------------------------------------
5 years          79.92   69.59   73.18   71.18   74.24   74.24   75.52   69.43
Annual average   12.46   11.14   11.61   11.35   11.75   11.75   11.91   11.12
------------------------------------------------------------------------------
10 years        273.58  252.19  245.13  245.13  248.31  248.31  254.73  242.27
Annual average   14.09   13.42   13.19   13.19   13.29   13.29   13.50   13.09
------------------------------------------------------------------------------
Annual average
(life of fund)   10.19   10.11    9.12    9.12    9.36    9.36    9.40    9.35
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in the index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam Investors Fund:

We have audited the accompanying statement of assets and liabilities of Putnam Investors Fund, including the fund's portfolio, as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended July 31, 1998 were audited by other auditors whose report dated September 11, 1998 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Investors Fund as of July 31, 2001, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.
                                                           KPMG  LLP
Boston, Massachusetts
August 30, 2001



THE FUND'S PORTFOLIO
July 31, 2001

COMMON STOCKS (97.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
            704,900 Omnicom Group, Inc.                                                             $    61,587,113

Banking (5.3%)
-------------------------------------------------------------------------------------------------------------------
          1,758,100 Bank of New York Co., Inc. (The)                                                     78,868,366
          3,263,700 Fifth Third Bancorp                                                                 205,678,374
            505,100 Northern Trust Corp.                                                                 32,225,380
            664,400 State Street Corp.                                                                   35,724,788
          4,212,900 U.S. Bancorp                                                                        100,014,246
          2,349,950 Washington Mutual, Inc.                                                              95,219,974
                                                                                                      -------------
                                                                                                        547,731,128

Beverage (2.0%)
-------------------------------------------------------------------------------------------------------------------
          1,634,100 Pepsi Bottling Group, Inc. (The)                                                     71,214,078
          2,981,400 PepsiCo, Inc.                                                                       139,022,682
                                                                                                      -------------
                                                                                                        210,236,760

Biotechnology (0.6%)
-------------------------------------------------------------------------------------------------------------------
             80,200 Genentech, Inc. (NON)                                                                 3,392,460
            948,900 Genzyme Corp. (NON)                                                                  53,138,400
                                                                                                      -------------
                                                                                                         56,530,860

Broadcasting (1.5%)
-------------------------------------------------------------------------------------------------------------------
          1,692,200 Clear Channel Communications, Inc. (NON)                                             99,162,920
            389,200 Echostar Communications Corp. Class A (NON)                                          11,578,700
          1,103,300 Univision Communications, Inc. Class A (NON)                                         42,123,994
                                                                                                      -------------
                                                                                                        152,865,614

Cable Television (0.6%)
-------------------------------------------------------------------------------------------------------------------
          4,103,300 AT&T Corp. - Liberty Media Group Class A (NON)                                       64,544,909

Communications Equipment (2.7%)
-------------------------------------------------------------------------------------------------------------------
          4,040,100 Cisco Systems, Inc. (NON)                                                            77,650,722
          2,380,000 Comverse Technology, Inc. (NON)                                                      67,306,400
          2,105,900 QUALCOMM, Inc. (NON)                                                                133,156,057
                                                                                                      -------------
                                                                                                        278,113,179

Computers (3.6%)
-------------------------------------------------------------------------------------------------------------------
          5,534,300 Dell Computer Corp. (NON)                                                           149,038,699
          1,820,400 EMC Corp. (NON)                                                                      35,898,288
          1,500,600 IBM Corp.                                                                           157,878,126
          1,473,100 Sun Microsystems, Inc. (NON)                                                         23,996,799
                                                                                                      -------------
                                                                                                        366,811,912

Conglomerates (8.3%)
-------------------------------------------------------------------------------------------------------------------
         12,162,900 General Electric Co.                                                                529,086,150
          6,209,800 Tyco International, Ltd. (Bermuda)                                                  330,361,360
                                                                                                      -------------
                                                                                                        859,447,510

Consumer Finance (3.4%)
-------------------------------------------------------------------------------------------------------------------
          2,025,900 Capital One Financial Corp.                                                         130,204,593
          1,095,200 Household International, Inc.                                                        72,600,808
          4,266,300 MBNA Corp.                                                                          151,027,020
                                                                                                      -------------
                                                                                                        353,832,421

Consumer Goods (0.9%)
-------------------------------------------------------------------------------------------------------------------
            761,500 Colgate-Palmolive Co.                                                                41,273,300
          1,258,200 Estee Lauder Cos., Inc. (The) Class A                                                49,761,810
                                                                                                      -------------
                                                                                                         91,035,110

Distribution (1.1%)
-------------------------------------------------------------------------------------------------------------------
          4,072,300 SYSCO Corp.                                                                         109,300,532

Electric Utilities (0.2%)
-------------------------------------------------------------------------------------------------------------------
            367,300 FPL Group, Inc.                                                                      19,834,200

Electronics (4.0%)
-------------------------------------------------------------------------------------------------------------------
            817,500 Celestica, Inc. (Canada) (NON)                                                       39,444,375
            768,100 Flextronics International, Ltd. (Singapore) (NON)                                    20,884,639
          2,939,400 Linear Technology Corp.                                                             128,099,052
          1,248,000 LSI Logic Corp. (NON)                                                                27,181,440
          2,295,800 Maxim Integrated Products, Inc. (NON)                                               105,997,086
            986,200 Micron Technology, Inc. (NON)                                                        41,420,400
          1,020,900 PMC-Sierra, Inc. (NON)                                                               30,943,479
            709,500 Sanmina Corp. (NON)                                                                  15,474,195
                                                                                                      -------------
                                                                                                        409,444,666

Entertainment (2.1%)
-------------------------------------------------------------------------------------------------------------------
          4,360,867 Viacom, Inc. Class B (NON)                                                          217,171,177

Financial (6.2%)
-------------------------------------------------------------------------------------------------------------------
          8,436,033 Citigroup, Inc.                                                                     423,573,217
          2,610,941 Fannie Mae                                                                          217,360,838
                                                                                                      -------------
                                                                                                        640,934,055

Food (1.1%)
-------------------------------------------------------------------------------------------------------------------
          3,610,200 Kraft Foods, Inc. Class A (NON)                                                     111,735,690

Health Care Services (2.8%)
-------------------------------------------------------------------------------------------------------------------
            800,550 Cardinal Health, Inc.                                                                58,944,497
          2,436,100 HCA, Inc.                                                                           111,938,795
          1,702,900 UnitedHealth Group, Inc.                                                            114,809,518
                                                                                                      -------------
                                                                                                        285,692,810

Insurance (3.3%)
-------------------------------------------------------------------------------------------------------------------
          1,656,900 ACE, Ltd.                                                                            57,842,379
          3,445,350 American International Group, Inc.                                                  286,825,388
                                                                                                      -------------
                                                                                                        344,667,767

Investment Banking/Brokerage (2.6%)
-------------------------------------------------------------------------------------------------------------------
          4,820,950 Charles Schwab Corp. (The)                                                           72,266,041
            943,700 Goldman Sachs Group, Inc. (The)                                                      78,478,092
            490,300 Lehman Brothers Holdings, Inc.                                                       35,301,600
          1,365,800 Morgan Stanley Dean Witter & Co.                                                     81,702,156
                                                                                                      -------------
                                                                                                        267,747,889

Leisure (1.2%)
-------------------------------------------------------------------------------------------------------------------
          2,339,700 Harley-Davidson, Inc.                                                               120,751,917

Lodging/Tourism (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,237,700 Marriott International, Inc. Class A                                                 59,100,175

Media (3.9%)
-------------------------------------------------------------------------------------------------------------------
          5,958,300 AOL Time Warner, Inc. (NON)                                                         270,804,735
          5,092,600 Walt Disney Co. (The)                                                               134,190,010
                                                                                                      -------------
                                                                                                        404,994,745

Medical Technology (1.8%)
-------------------------------------------------------------------------------------------------------------------
          2,952,400 Medtronic, Inc.                                                                     141,803,772
            583,200 St. Jude Medical, Inc. (NON)                                                         40,824,000
                                                                                                      -------------
                                                                                                        182,627,772

Natural Gas Utilities (2.0%)
-------------------------------------------------------------------------------------------------------------------
            756,100 Dynegy, Inc.                                                                         35,067,918
          3,881,400 Enron Corp.                                                                         176,021,490
                                                                                                      -------------
                                                                                                        211,089,408

Oil & Gas (2.1%)
-------------------------------------------------------------------------------------------------------------------
          4,453,400 Exxon Mobil Corp.                                                                   185,973,984
            557,500 Royal Dutch Petroleum Co. (Netherlands)                                              32,335,000
                                                                                                      -------------
                                                                                                        218,308,984

Pharmaceuticals (12.5%)
-------------------------------------------------------------------------------------------------------------------
          1,633,700 Allergan, Inc.                                                                      123,001,273
          3,550,100 American Home Products Corp.                                                        214,106,531
          5,722,900 Johnson & Johnson                                                                   309,608,890
            682,900 Lilly (Eli) & Co.                                                                    54,140,312
            768,100 Merck & Co., Inc.                                                                    52,215,438
          8,350,550 Pfizer, Inc.                                                                        344,209,671
            953,500 Pharmacia Corp.                                                                      42,545,170
          3,883,000 Schering-Plough Corp.                                                               151,631,150
                                                                                                      -------------
                                                                                                      1,291,458,435

Restaurants (0.7%)
-------------------------------------------------------------------------------------------------------------------
          4,273,000 Starbucks Corp. (NON)                                                                77,084,920

Retail (7.0%)
-------------------------------------------------------------------------------------------------------------------
          1,537,700 Best Buy Co., Inc. (NON)                                                            102,964,392
          2,372,600 Kohls Corp. (NON)                                                                   135,902,528
          4,170,200 Lowe's Cos., Inc.                                                                   159,218,236
          3,783,600 Rite Aid Corp. (NON)                                                                 31,857,912
          1,956,867 Rite Aid Corp. (Private) (NON)                                                       16,476,820
          4,836,300 Wal-Mart Stores, Inc.                                                               270,349,170
                                                                                                      -------------
                                                                                                        716,769,058

Software (8.0%)
-------------------------------------------------------------------------------------------------------------------
          1,703,300 Adobe Systems, Inc.                                                                  63,856,717
          1,921,500 Amdocs, Ltd. (Guernsey) (NON)                                                        86,602,005
             30,100 BEA Systems, Inc. (NON)                                                                 663,705
            601,222 Electronic Arts, Inc. (NON)                                                          34,221,556
          7,168,200 Microsoft Corp. (NON) (SEG)                                                         474,463,158
          1,865,800 Siebel Systems, Inc. (NON)                                                           64,295,468
          2,448,100 VERITAS Software Corp. (NON)                                                        103,823,921
                                                                                                    ---------------
                                                                                                        827,926,530

Technology Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
            606,600 Electronic Data Systems Corp.                                                        38,731,410

Telecommunications (2.5%)
-------------------------------------------------------------------------------------------------------------------
          7,008,400 Qwest Communications International, Inc.                                            182,218,400
            223,900 Sprint Corp. (FON Group)                                                              5,225,824
          2,648,900 Sprint Corp. (PCS Group) (NON)                                                       68,659,488
                                                                                                    ---------------
                                                                                                        256,103,712

Tobacco (2.0%)
-------------------------------------------------------------------------------------------------------------------
          4,535,000 Philip Morris Cos., Inc.                                                            206,342,500
                                                                                                    ---------------
                    Total Common Stocks (cost $8,950,951,332)                                       $10,060,554,868

UNITS ( --%) (a) (cost $4,807,410)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
            111,000 Dynegy Corp. Structured Warrant expiration
                    8/17/01 (Issued by Merrill Lynch International &
                    Co. C.V.)                                                                       $     4,829,777

SHORT-TERM INVESTMENTS (5.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$       218,753,745 Short-term investments held as collateral for loaned securities with yields ranging from 3.62% to 4.05%
                    and due dates from August 1, 2001 to
                    September 28, 2001 (d)                                                          $   218,676,911
         50,000,000 Asset Securitization Coop., effective yield of 3.73%,
                    August 17, 2001                                                                      49,917,111
         25,662,000 CBA (Delaware) Finance, effective yield of 4.76%,
                    August 9, 2001                                                                       25,640,330
         50,000,000 Delaware Funding Corp., effective yield of 3.74%,
                    August 15, 2001                                                                      49,927,278
         76,500,000 Federal Home Loan Mortgage Corp., effective yield
                    of 3.00%, September 26, 2001                                                         76,068,030
         54,000,000 Household Finance Corp., effective yield of 3.00%,
                    August 1, 2001                                                                       53,994,090
         62,300,000 Sheffield Receivables Corp., effective yield of 3.00%,
                    August 1, 2001                                                                       62,293,199
         50,000,000 Thunder Bay Funding, Inc., effective yield of 3.75%,
                    August 14, 2001                                                                      49,932,292
                                                                                                    ---------------
                    Total Short-Term Investments (cost $586,449,241)                                $   586,449,241
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $9,542,207,983) (b)                                     $10,651,833,886
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $10,306,456,167.

  (b) The aggregate identified cost on a tax basis is $9,611,609,964 resulting in gross unrealized appreciation and depreciation of $1,685,496,140 and $645,272,218, respectively, or net unrealized appreciation of $1,040,223,922.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at at July
      31, 2001

  (d) See footnote 1 to financial statements on page 28.

------------------------------------------------------------------------------
Futures Contracts Outstanding at July 31, 2001
                                Aggregate Face  Expiration    Unrealized
                 Total Value        Value          Date      Appreciation
------------------------------------------------------------------------------
S&P 500 Index
(Long)          $162,242,550    $160,859,385      Sep-01      $1,383,165
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $211,257,062 of securities
on loan (identified cost $9,542,207,983) (Note 1)                           $10,651,833,886
-------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                        2,285,429
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            8,392,480
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   22,427,642
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                   1,093,829
-------------------------------------------------------------------------------------------
Total assets                                                                 10,686,033,266

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                  1,241,606
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                124,574,330
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       15,353,519
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                     12,506,293
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        2,505,628
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                      103,061
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,702
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            4,067,426
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                              218,676,911
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              543,623
-------------------------------------------------------------------------------------------
Total liabilities                                                               379,577,099
-------------------------------------------------------------------------------------------
Net assets                                                                  $10,306,456,167

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                             $11,157,249,343
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                               (47)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                       (1,961,802,197)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                    1,111,009,068
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding   $10,306,456,167

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($5,773,209,519 divided by 460,990,241 shares)                                       $12.52
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.52)*                              $13.28
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($3,010,604,382 divided by 255,997,718 shares)**                                     $11.76
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($140,990,063 divided by 11,366,566 shares)**                                        $12.40
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($182,647,157 divided by 15,050,335 shares)                                          $12.14
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.14)*                              $12.58
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($1,199,005,046 divided by 94,935,352 shares)                                        $12.63
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended July 31, 2001
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $272,655)                                  $    82,543,239
-------------------------------------------------------------------------------------------
Interest                                                                         19,457,544
-------------------------------------------------------------------------------------------
Security lending                                                                    382,515
-------------------------------------------------------------------------------------------
Total investment income                                                         102,383,298
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 56,536,707
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                   18,153,140
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                  118,070
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     50,532
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                            17,742,851
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            38,306,874
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                             1,576,453
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             1,741,916
-------------------------------------------------------------------------------------------
Other                                                                             5,911,333
-------------------------------------------------------------------------------------------
Total expenses                                                                  140,137,876
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (2,183,686)
-------------------------------------------------------------------------------------------
Net expenses                                                                    137,954,190
-------------------------------------------------------------------------------------------
Net investment loss                                                             (35,570,892)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                             (1,852,098,643)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                 (80,096,276)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (48)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the year                                                     5
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures contracts during the year                                            (2,735,065,489)
-------------------------------------------------------------------------------------------
Net loss on investments                                                      (4,667,260,451)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                        $(4,702,831,343)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended July 31
                                                                 ---------------------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $   (35,570,892) $   (61,364,211)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                      (1,932,194,967)     208,732,337
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                   (2,735,065,484)   1,670,549,200
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                    (4,702,831,343)   1,817,917,326
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (120,829,845)     (51,663,796)
--------------------------------------------------------------------------------------------------
   Class B                                                            (70,041,682)     (28,722,167)
--------------------------------------------------------------------------------------------------
   Class C                                                             (2,671,222)        (265,072)
--------------------------------------------------------------------------------------------------
   Class M                                                             (4,075,535)      (1,775,117)
--------------------------------------------------------------------------------------------------
   Class Y                                                            (20,029,376)      (8,059,252)
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                               (281,625)              --
--------------------------------------------------------------------------------------------------
   Class B                                                               (163,250)              --
--------------------------------------------------------------------------------------------------
   Class C                                                                 (6,226)              --
--------------------------------------------------------------------------------------------------
   Class M                                                                 (9,499)              --
--------------------------------------------------------------------------------------------------
   Class Y                                                                (46,684)              --
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     388,159,873    2,996,687,010
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (4,532,826,414)   4,724,118,932

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                  14,839,282,581   10,115,163,649
--------------------------------------------------------------------------------------------------
End of year (including accumulated net investment
loss of $47 and $--, respectively)                                $10,306,456,167  $14,839,282,581
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                       Year ended July 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $18.36       $15.78       $13.67       $11.98        $9.07
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.01)        (.04)        (.02)          --(d)       .05
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (5.57)        2.75         2.51         2.81         4.08
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (5.58)        2.71         2.49         2.81         4.13
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.04)        (.05)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.26)        (.13)        (.38)       (1.08)       (1.17)
-----------------------------------------------------------------------------------------------------
From return of
capital                                   --(d)        --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.26)        (.13)        (.38)       (1.12)       (1.22)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.52       $18.36       $15.78       $13.67       $11.98
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (30.71)       17.19        18.65        25.75        49.91
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $5,773,210   $8,432,177   $6,130,543   $3,209,986   $1,819,333
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .89          .86          .89          .95         1.00
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.06)        (.25)        (.14)         .03          .50
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 94.48        65.38        74.73        59.14        95.17
-----------------------------------------------------------------------------------------------------

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                       Year ended July 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $17.39       $15.06       $13.17       $11.62        $8.85
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.12)        (.17)        (.13)        (.09)        (.03)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (5.25)        2.63         2.40         2.72         3.98
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (5.37)        2.46         2.27         2.63         3.95
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --         (.01)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.26)        (.13)        (.38)       (1.08)       (1.17)
-----------------------------------------------------------------------------------------------------
From return of
capital                                   --(d)        --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.26)        (.13)        (.38)       (1.08)       (1.18)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $11.76       $17.39       $15.06       $13.17       $11.62
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (31.22)       16.34        17.67        24.84        48.87
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $3,010,604   $4,631,442   $3,028,807     $979,603     $303,089
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.64         1.61         1.64         1.70         1.75
-----------------------------------------------------------------------------------------------------
Ratio of net investment (loss)
to average net assets (%)               (.81)       (1.00)        (.90)        (.74)        (.26)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 94.48        65.38        74.73        59.14        95.17
-----------------------------------------------------------------------------------------------------

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                                             For the period
Per-share                                                    July 26, 1999+
operating performance                  Year ended July 31      to July 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $18.22       $15.77       $16.08
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.12)        (.19)          --(d)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (5.44)        2.77         (.31)
---------------------------------------------------------------------------
Total from
investment operations                  (5.56)        2.58         (.31)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                         --           --           --
---------------------------------------------------------------------------
From net realized gain
on investments                          (.26)        (.13)          --
---------------------------------------------------------------------------
From return of
capital                                   --(d)        --           --
---------------------------------------------------------------------------
Total distributions                     (.26)        (.13)          --
---------------------------------------------------------------------------
Net asset value,
end of period                         $12.40       $18.22       $15.77
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (30.84)       16.37        (1.93)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $140,990     $151,702       $1,534
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.64         1.61          .03*
---------------------------------------------------------------------------
Ratio of net investment
loss to average net assets (%)          (.81)       (1.04)        (.01)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 94.48        65.38        74.73
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended July 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $17.90       $15.46       $13.47       $11.85        $9.00
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.08)        (.13)        (.09)        (.06)          --(d)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (5.42)        2.70         2.46         2.78         4.05
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (5.50)        2.57         2.37         2.72         4.05
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.02)        (.03)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.26)        (.13)        (.38)       (1.08)       (1.17)
-----------------------------------------------------------------------------------------------------
From return of
capital                                   --(d)        --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.26)        (.13)        (.38)       (1.10)       (1.20)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.14       $17.90       $15.46       $13.47       $11.85
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (31.06)       16.63        18.02        25.14        49.28
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $182,647     $279,185     $199,806      $87,730      $27,384
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.39         1.36         1.39         1.45         1.50
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.56)        (.75)        (.64)        (.48)        (.02)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 94.48        65.38        74.73        59.14        95.17
-----------------------------------------------------------------------------------------------------

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------
                                                                                       For the period
Per-share                                                                              Jan. 7, 1997+
operating performance                               Year ended July 31                   to July 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $18.48       $15.84       $13.70       $11.99        $9.26
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .03           --(d)       .01          .03          .04
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (5.62)        2.77         2.51         2.83         2.69
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (5.59)        2.77         2.52         2.86         2.73
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.07)          --
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.26)        (.13)        (.38)       (1.08)          --
-----------------------------------------------------------------------------------------------------
From return of
capital                                   --(d)        --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.26)        (.13)        (.38)       (1.15)          --
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.63       $18.48       $15.84       $13.70       $11.99
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (30.57)       17.50        18.83        26.20        29.48*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,199,005   $1,344,776     $754,474     $205,222      $20,314
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .64          .61          .64          .70          .42*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)         .19           --(e)       .09          .27          .37*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 94.48        65.38        74.73        59.14        95.17
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Ratio of net investment loss to average net assets was less than 0.01%.



NOTES TO FINANCIAL STATEMENTS
July 31, 2001

Note 1
Significant accounting policies

Putnam Investors Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital and any increased income that results from this growth by investing primarily in a portfolio consisting of quality common stocks.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A. and the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of Operations. At July 31, 2001, the value of securities loaned amounted to $211,257,062. The fund received cash collateral of $218,676,911 which is pooled with collateral of other Putnam funds into 49 issuers of high grade short-term investments.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended July 31, 2001, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At July 31, 2001, the fund had a capital loss carryover of approximately $268,517,337 available to offset future net capital gain, if any, which will expire on July 31, 2009.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally, accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, unrealized and realized gains and losses on certain future contracts, and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 2001, the fund reclassified $35,570,845 to decrease accumulated net investment loss and $35,570,901 to decrease paid-in-capital, with an decrease to accumulated net realized losses of $56. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At July 31, 2001, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended July 31, 2001, the fund's expenses were reduced by $2,183,686 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $5,017 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC, and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended July 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $2,678,671 and $67,369 from the sale of class A and class M shares, respectively, and received $7,561,199 and $52,383 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 2001, Putnam Retail Management, acting as underwriter received $92,789 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended July 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $11,786,690,818 and $11,658,366,880, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                114,741,696     $ 1,768,362,108
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                7,076,289         114,069,813
---------------------------------------------------------------------------
                                           121,817,985       1,882,431,921

Shares
repurchased                               (120,181,879)     (1,778,167,965)
---------------------------------------------------------------------------
Net increase                                 1,636,106     $   104,263,956
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                193,417,379    $  3,446,246,660
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,704,800          48,253,015
---------------------------------------------------------------------------
                                           196,122,179       3,494,499,675

Shares
repurchased                               (125,381,372)     (2,205,449,663)
---------------------------------------------------------------------------
Net increase                                70,740,807    $  1,289,050,012
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 47,371,619       $ 708,756,205
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,250,417          64,649,469
---------------------------------------------------------------------------
                                            51,622,036         773,405,674

Shares
repurchased                                (62,015,173)       (858,728,363)
---------------------------------------------------------------------------
Net decrease                               (10,393,137)      $ (85,322,689)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                120,787,142     $ 2,033,928,150
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,554,026          26,387,564
---------------------------------------------------------------------------
                                           122,341,168       2,060,315,714

Shares
repurchased                                (57,118,111)       (969,206,258)
---------------------------------------------------------------------------
Net increase                                65,223,057     $ 1,091,109,456
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,681,205        $ 89,678,581
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  151,757           2,434,182
---------------------------------------------------------------------------
                                             5,832,962          92,112,763

Shares
repurchased                                 (2,790,293)        (39,465,055)
---------------------------------------------------------------------------
Net increase                                 3,042,669        $ 52,647,708
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,904,434        $159,297,578
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   12,893             229,374
---------------------------------------------------------------------------
                                             8,917,327         159,526,952

Shares
repurchased                                   (690,664)        (12,394,197)
---------------------------------------------------------------------------
Net increase                                 8,226,663        $147,132,755
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,815,980        $ 56,997,025
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  249,593           3,911,125
---------------------------------------------------------------------------
                                             4,065,573          60,908,150

Shares
repurchased                                 (4,613,451)        (65,802,391)
---------------------------------------------------------------------------
Net decrease                                  (547,878)       $ (4,894,241)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,047,466        $122,014,995
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   96,486           1,683,662
---------------------------------------------------------------------------
                                             7,143,952         123,698,657

Shares
repurchased                                 (4,470,093)        (77,459,416)
---------------------------------------------------------------------------
Net increase                                 2,673,859        $ 46,239,241
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 44,393,329       $ 655,916,982
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,236,972          20,076,060
---------------------------------------------------------------------------
                                            45,630,301         675,993,042

Shares
repurchased                                (23,465,886)       (354,527,903)
---------------------------------------------------------------------------
Net increase                                22,164,415       $ 321,465,139
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 52,662,763       $ 916,564,096
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  449,485           8,059,252
---------------------------------------------------------------------------
                                            53,112,248         924,623,348

Shares
repurchased                                (27,976,330)       (501,467,802)
---------------------------------------------------------------------------
Net increase                                25,135,918       $ 423,155,546
---------------------------------------------------------------------------


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.

For the year ended July 31, 2001, a portion of the Fund's distribution represents a return of capital and is therefore not taxable to shareholders.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

C. Beth Cotner
Vice President and Fund Manager

Manuel Weiss
Vice President and Fund Manager

Richard B. England
Vice President and Fund Manager

David J. Santos
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Investors Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN012-74756  003/307/385  9/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Investors Fund
Supplement to annual Report dated 7/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 7/31/01

                                                      NAV
1 year                                              -30.56%
5 years                                              83.56%
Annual average                                       12.92%
10 years                                            244.56%
Annual average                                       13.17%
Life of fund (since class A inception, 12/1/25)
Annual average                                       10.14%

Share value:                                          NAV
7/31/00                                             $18.48
7/31/01                                             $12.63
----------------------------------------------------------------------------
Distributions:       No.      Income      Capital gains      Total
                      1         --           $0.259          $0.259
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.